Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	$ 71	$ (41)
Gains (losses) on the hedging derivatives	(64)	40
Net ineffectiveness on fair value hedges	$ 7	$ (1)